Other investments (Tables)	12 Months Ended
Dec. 31, 2022
Other investments
Summary of financial assets

	2022	2021
	£m	£m
Pound sterling	1	2
Other	23	—
	24	2
Analysed as follows:
Current portion	1	2
Non-current portion	23	—
	24	2